Nature of Business and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The Company’s revenue consists of the following revenue services within its industry:

	Six Months Ended
	June 30, 2026	June 30, 2025
Net revenues:
Healthcare workforce	$1,191,115	$1,017,664
Population health	3,476,828	2,786,309
Net revenues	$4,667,943	$3,803,973

	Three Months Ended
	June 30, 2026	June 30, 2025
Net revenues:
Healthcare workforce	$678,113	$362,447
Population health	1,716,310	1,583,752
Net revenues	$2,394,423	$1,946,199

The Company’s revenue consists of the following revenue services within its industry:

	Year Ended
	December 31, 2025	December 31, 2024
Net revenues:
Healthcare workforce	$1,902,700	$5,896,433
Population health	5,323,273	2,068,804
Behavioral and mental health	-	16,845
Net revenues	$7,225,973	$7,982,082